EMPLOYEE COMPENSATION AND BENEFIT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Wages and salaries	$ 176.2	$ 174.5
Social security, pension and government-mandated programs (i)	79.0	77.2
Other benefits	29.2	20.1
Total employee compensation and benefits expenses	284.4	271.8
Post-employment benefit expense, defined contribution plans	6.4	5.9
Defined contribution plan, employer matching contribution, payable	$ 2.6	$ 2.6